Impairment of Long-Lived Assets (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) item
Vessels and Equipment
Impairment	$ 49,649	$ 49,649
Number of vessels to be sold | item		2
Dan Cisne
Vessels and Equipment
Impairment		$ 24,500
Dan Sabia
Vessels and Equipment
Impairment		$ 25,200